CORPORATE INFORMATION	12 Months Ended
Dec. 31, 2021
CORPORATE INFORMATION
CORPORATE INFORMATION

1.CORPORATE INFORMATION

Agnico Eagle Mines Limited (“Agnico Eagle” or the “Company”) is principally engaged in the production and sale of gold, as well as related activities such as exploration and mine development. The Company’s mining operations are located in Canada, Mexico and Finland and the Company has exploration activities in Canada, Europe, Latin America and the United States. Agnico Eagle is a public company incorporated under the laws of the Province of Ontario, Canada with its head and registered office located at 145 King Street East, Suite 400, Toronto, Ontario, M5C 2Y7. The Company’s common shares are listed on the Toronto Stock Exchange and the New York Stock Exchange. Agnico Eagle sells its gold production into the world market. On February 8, 2022, the Company completed the acquisition of Kirkland Lake Gold Ltd. (“Kirkland”) (Note 28).